Selected Quarterly Financial Data (Unaudited) - Statement of Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Goodwill and intangible asset impairment charges	$ 0	$ 508,972	$ 453,331	$ 0	$ 453,331		$ 962,303	$ 0	$ 0
Operating (loss) income	(12,112)	(516,871)	(444,270)	(6,785)	(451,055)		(980,038)	(913)	59,038
(Loss) income before taxes	(3,691)	(362,107)	(458,857)	(28,333)	(487,190)		(852,988)	1,767	(34,270)
Income tax benefit	(5,381)	(35,333)	(19,731)	(10,515)	(30,246)	$ (65,600)	(70,960)	2,065	(44,019)
Net (loss) income	1,690	(326,774)	(439,126)	(17,818)	(456,944)	$ (783,700)	(782,028)	(298)	9,749
Net loss attributable to ATI Physical Theraphy, Inc.	$ 821	$ (324,665)	$ (435,357)	$ (19,127)	$ (454,484)		$ (778,328)	$ (5,371)	$ 5,349
Loss per share, Basic (in dollars per share)	$ 0.00	$ (1.65)	$ (3.12)	$ (0.15)	$ (3.39)	$ (5.02)	$ (4.69)	$ (0.04)	$ 0.04
Loss per share, Diluted (in dollars per share)	$ 0.00	$ (1.65)	$ (3.12)	$ (0.15)	$ (3.39)		$ (4.69)	$ (0.04)	$ 0.04
As reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Goodwill and intangible asset impairment charges			$ 467,118		$ 467,118
Operating (loss) income			(458,057)		(464,842)
(Loss) income before taxes			(472,644)		(500,977)
Income tax benefit		$ (28,300)	(20,183)		(30,698)			$ (58,500)
Net (loss) income		$ (333,800)	(452,461)		(470,279)			$ 790,800
Net loss attributable to ATI Physical Theraphy, Inc.			$ (448,692)		$ (467,819)
Loss per share, Basic (in dollars per share)		$ (1.68)	$ (3.22)		$ (3.49)	$ (5.07)
Loss per share, Diluted (in dollars per share)			$ (3.22)		$ (3.49)
Revision of Prior Period, Error Correction, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Goodwill and intangible asset impairment charges			$ (13,787)		$ (13,787)
Operating (loss) income			13,787		13,787
(Loss) income before taxes			13,787		13,787
Income tax benefit		$ (7,000)	452		452
Net (loss) income		$ (7,000)	13,335		13,335
Net loss attributable to ATI Physical Theraphy, Inc.			$ 13,335		$ 13,335
Loss per share, Basic (in dollars per share)			$ 0.10		$ 0.10
Loss per share, Diluted (in dollars per share)			$ 0.10		$ 0.10